Loans from Third Parties (Tables)	6 Months Ended
Jun. 30, 2026
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Short-term loans from third parties(a)	636,691	93,837	Due on demand	N/A	N/A
	1,000,000	147,381	31 December 2026	18.00%	Zhenyang Shi
Total	1,636,691	241,218

As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Long-term loans from third parties, noncurrent
Ping Fang(b)	2,000,582	294,849	December 31, 2027	RMB16,000 per month (approximately 9.6% per annum)	N/A

As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Long-term loans from third parties, current
Xueyi Xie(c)	150,000	22,107	December 31, 2026	N/A	N/A

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Short-term loans from third parties(a)	610,637	Due on demand	N/A	N/A

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Long-term loans from third parties, noncurrent
Ping Fang(b)	2,000,582	December 31, 2027	RMB16,000 per month (approximately 9.6% per annum)	N/A

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Long-term loans from third parties, current
Xueyi Xie(c)	200,000	December 31, 2026	N/A	N/A

(a)	The Group entered into various loans agreements with individuals to facilitate its business operations. For six months ended June 30, 2025 and 2026, newly obtain loan from third parties was RMB1,600,000 and RMB1,259,955(US$185,694), respectively. As of December 31, 2025 and June 30, 2026, the Group did not fully repay the loans which were due on demand, and these entity and individuals may request the Group to repay the loan at any time.

(b)	The loan was renewed in 2025 with maturity date of December 31, 2027.

(c)	The loan was renewed in 2025 with maturity date of December 31, 2026.

Schedule of Future Obligations for the Loans from Third Parties

As of June 30, 2026, the Group’s future obligations for the loans from third parties according to the terms of the loans are as follows:

For the years ending June 30,	RMB	US$
2027	2,068,691	304,887
2028	2,096,582	308,997
Total future loan payments	4,165,273	613,884
Less: Imputed interest	378,000	55,710
Total loans from third parties	3,787,273	558,174